Retail Class Prospectus | RS Money Market Fund
RS Money Market Fund
Investment Objective
To seek as high a level of current income as is consistent with liquidity and preservation of capital.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retail Class Prospectus RS Money Market Fund	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	[2]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses - Retail Class Prospectus RS Money Market Fund		Class A	Class C	Class K
Management Fees		0.45%	0.45%	0.45%
Distribution (12b-1) Fees		0.25%	1.00%	0.65%
Other Expenses		0.12%	0.49%	0.26%
Total Annual Fund Operating Expenses	[1]	0.82%	1.94%	1.36%
Fee Waiver/Expense Reimbursement	[1]	(0.07%)	(0.44%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1][2]	0.75%	1.50%	1.15%
[1]	An expense limitation with respect to the Fund's Total Annual Fund Operating Expenses is imposed pursuant to a written agreement to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 0.75% for Class A shares, 1.50% for Class C shares, and 1.15% for Class K shares. This expense limitation will continue through April 30, 2013, and cannot be terminated by RS Investments prior to that date.
[2]	Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement do not reflect voluntary waivers and thus are higher than "Net Ratio of Expenses to Average Net Assets" in the Financial Highlights.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Assuming Redemption at End of Period
Expense Example - Retail Class Prospectus RS Money Market Fund (USD $)	Class A	Class C	Class K
1 Year	77	253	117
3 Years	255	567	410
5 Years	448	1,006	725
10 Years	1,007	2,229	1,617

Assuming No Redemption
Expense Example, No Redemption - Retail Class Prospectus RS Money Market Fund (USD $)	Class A	Class C	Class K
1 Year	77	153	117
3 Years	255	567	410
5 Years	448	1,006	725
10 Years	1,007	2,229	1,617

Investments, Risks, and Performance Principal Investment Strategies

The Fund’s investment team normally invests the Fund’s assets in U.S. dollar-denominated, high-quality, short-term instruments. In buying and selling investments for the Fund, the Fund’s investment team intends to comply with Rule 2a-7 under the Investment Company Act of 1940, which sets forth the requirements for money market funds regarding credit quality, diversification, maturity and liquidity.

The Fund normally invests in money market instruments, which are high-quality, short term instruments that pay a fixed, variable, or floating interest rate. Money market instruments may include, for example, bank certificates of deposit and other bank obligations, notes, commercial paper, U.S. Government securities, and repurchase agreements.

The Fund’s investment team generally considers securities to be high-quality if they are rated at the time of investment in the highest short-term rating by at least two nationally recognized statistical ratings organizations or, where only one ratings organization has assigned a rating to the securities, the securities were assigned the highest rating by such ratings organization. The Fund’s investment team seeks to cause the Fund to have a dollar-weighted average portfolio maturity of 60 days or less.

The Securities and Exchange Commission and other regulatory bodies are considering rules that may have the effect of changing significantly the structure of money market funds. It is not possible at this time to predict whether such rules will be adopted or the effects they would have on money market funds generally or on the Fund in particular.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The return on money market instruments is typically lower than the return on stocks or bonds. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Money Market Securities Risk

The value of the securities held by the Fund changes in response to changes in interest rates and depends on the issuer’s credit quality. Income received by the Fund may decrease as a result of a decline in interest rates. When interest rates are very low the Fund’s expenses could absorb all or a significant portion of the Fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately.

Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Third Quarter 2007 1.13% Worst Quarter Third Quarter 2011 0.00%

Average Annual Total Returns (periods ended 12/31/11)
Average Annual Total Returns - Retail Class Prospectus RS Money Market Fund	1 Year	5 Years	10 Years	Since Inception		Inception Date of Share Class
Class A	0.02%	1.26%	1.48%	4.26%		Sep. 13, 1982
Class A Barclays Capital U.S. Treasury Bellwethers (3 Month) Index (reflects no deduction for fees, expenses or taxes)	0.11%	1.55%	1.99%	4.76%	[1]	Aug. 31, 1982
Class C	(0.98%)	0.96%	1.10%	1.36%		Aug. 07, 2000
Class C Barclays Capital U.S. Treasury Bellwethers (3 Month) Index (reflects no deduction for fees, expenses or taxes)	0.11%	1.55%	1.99%	2.36%		Aug. 07, 2000
Class K	0.01%	1.10%	1.25%	1.29%		May 15, 2001
Class K Barclays Capital U.S. Treasury Bellwethers (3 Month) Index (reflects no deduction for fees, expenses or taxes)	0.11%	1.55%	1.99%	2.08%		May 15, 2001
[1]	Since inception return for the Barclays Capital U.S. Treasury Bellwethers (3 Month) Index shown in the table is since August 31, 1982, the month end prior to the inception of Class A shares.